Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Leases

NOTE 5: LEASES

Operating lease

We have a non-cancelable operating lease for our office facility that expire in 2024. The operating lease has renewal options and rent escalation clauses. On July 1, 2020, the Company renegotiated the office lease to obtain rent expense relief for the months of April 2020 – December 2020.

We recognized total lease expense of approximately $76,564 and $70,000 for the nine months ended September 30, 2020 and 2019, respectively, primarily related to operating lease costs paid to lessors from operating cash flows. As of September 30, 2020 and December 31, 2019, the Company recorded a security deposit of $10,000. We entered into our operating lease in January 2019.

Future minimum lease payments under operating leases that have initial non-cancelable lease terms in excess of one year at September 30, 2020 were as follows:

Total
Year Ended December 31,
2020 (excluding the six months ended September 30, 2020)	$15,000
2021	123,600
2022	127,300
2023	131,150
Thereafter	-
397,050
Less: Imputed interest	(50,889)
Operating lease liabilities	346,161

Operating lease liability – current	89,903
Operating lease liability - non-current	$256,258

The following summarizes other supplemental information about the Company’s operating lease as of September 30, 2020:

Weighted average discount rate	8%
Weighted average remaining lease term (years)	3.29

Finance lease

The Company leases computer and hardware under non-cancellable finance lease arrangements. The term of those finance leases is 3 years and annual interest rate is 12%. At September 30, 2020 and December 31, 2019, finance lease obligations included in current liabilities were $87,901 and $34,425, respectively, and finance lease obligations included in long-term liabilities were $106,774 and $53,480, respectively. As of September 30, 2020 and December 31, 2019, the Company recorded a security deposit of $10,944.

At September 30, 2020, future minimum lease payments under the finance lease obligations, are as follows:

Total

2020 (excluding the six months ended September 30, 2020)	$26,633
2021	106,532
2022	78,379
2023	10,496
Thereafter	-
222,040
Less: Imputed interest	(27,365)
Finance lease liabilities	194,675

Finance lease liability	87,901
Finance lease liability - non-current	$106,774

As of September 30, 2020 and December 31, 2020, finance lease assets are included in property and equipment as follows,

	September 30,	December 31,
	2020	2019
Finance lease assets	$267,284	$109,280
Accumulated depreciation	(67,763)	(17,672)
Finance lease assets, net of accumulated depreciation	$199,521	$91,608

NOTE 4: LEASES

Operating lease

We have noncancelable operating leases for our office facility that expire in 2024. The operating lease has renewal options and rent escalation clauses.

Lease right-of-use assets represent the right to use an underlying asset pursuant to the lease for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. Lease right-of-use assets and lease liabilities are recognized at the commencement of an arrangement where it is determined at inception that a lease exists. These assets and liabilities are initially recognized based on the present value of lease payments over the lease term calculated using our estimated incremental borrowing rate generally applicable to the location of the lease right-of-use asset, unless an implicit rate is readily determinable. We combine lease and certain non-lease components in determining the lease payments subject to the initial present value calculation. Lease right-of-use assets include upfront lease payments and exclude lease incentives, if applicable. When lease terms include an option to extend the lease, we have not assumed the options will be exercised.

Lease expense for operating leases generally consist of both fixed and variable components. Expense related to fixed lease payments are recognized on a straight-line basis over the lease term. Variable lease payments are generally expensed as incurred, where applicable, and include agreed-upon changes in rent, certain non-lease components, such as maintenance and other services provided by the lessor, and other charges included in the lease. Leases with an initial term of twelve months or less are not recorded on the balance sheet. We recognized total lease expense of approximately $111,484 and $0 for the year ended December 31, 2019 and 2018, respectively, primarily related to operating lease costs paid to lessors from operating cash flows. As of December 31, 2019, the Company recorded security deposit of $10,000. We entered into our operating lease in January 2019.

Future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year at December 31, 2019 were as follows:

Year Ended December 31,
2020	$120,000
2021	123,600
2022	127,300
2023	131,150
2024	45,033
Thereafter	-
547,083
Less: Imputed interest	(87,711)
Operating lease liabilities	$459,372

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2019:

Weighted average discount rate	8%
Weighted average remaining lease term (years)	4.50

Finance lease

The Company leases computer and hardware under non-cancellable capital lease arrangements. The term of those capital leases is 3 years and annual interest rate is 12%. At December 31, 2019 and 2018, capital lease obligations included in current liabilities were $34,425 and $0, respectively, and capital lease obligations included in long-term liabilities were $53,480 and $0, respectively. As of December 31, 2019, the Company recorded security deposit of $10,944.

At December 31, 2019, future minimum lease payments under the capital lease obligations, are as follows:

Year Ended December 31,
2020	$43,121
2021	43,121
2022	15,221
Thereafter	-
101,463
Less: Imputed interest	(13,558)
Finance lease liabilities	87,905

Finance lease liability	34,425
Finance lease liability – non-current	$53,480